BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Short-term investments, securities loaned	$ 75	$ 541
Accounts receivable, allowance for doubtful accounts	335	301
Property and equipment, accumulated depreciation	$ 17,606	$ 14,793
Common stock, shares authorized	24,000,000,000	24,000,000,000
Common stock, outstanding	8,027,000,000	8,239,000,000